OMB Number: [3235-0675]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

VISTA POINT ASSETS LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

  X   Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001802711

                            VISTA POINT SECURITIZATION TRUST 2020-1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Jim Malloy, (949) 333-3326

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G/A. Please see the Exhibit Index for the related information.

This Form ABS-15G/A amends the Form ABS-15G filed by Vista Point Assets LLC on February 25, 2020 (the “Original Filing”) and is being filed to replace the Original Filing in its entirety. Since the time of furnishing the Original Filing, certain mortgage loans were removed from the final securitized pool.  As a result, certain mortgage loans are referenced in Schedules 1 through 5 of Exhibit 99.1 which are no longer included in the final securitized pool.

With respect to Schedules 1 through 5 of Exhibit 99.1, below is a list of identifying loan numbers for each of the mortgage loans that are referenced in such schedules but have been removed from the final securitized pool.

VP00000002	VP00000030	VP00000055	VP00000082	VP00000113	VP00000140
VP00000005	VP00000033	VP00000058	VP00000089	VP00000117	VP00000144
VP00000007	VP00000035	VP00000059	VP00000100	VP00000120	VP00000145
VP00000012	VP00000044	VP00000075	VP00000101	VP00000124	VP00000147
VP00000015	VP00000046	VP00000078	VP00000102	VP00000129	VP00000150
VP00000022	VP00000047	VP00000079	VP00000108	VP00000130	VP00000154
VP00000026	VP00000051	VP00000080	VP00000112	VP00000135	VP00000167

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

VISTA POINT ASSETS LLC

Date: June 10, 2020	By:	/s/ Jim Malloy
		Name:	Jim Malloy
		Title:	COO/EVP Capital Markets

EXHIBIT INDEX

Exhibit Number

99.1     Third Party Due Diligence Report - Clayton Executive Summary

Schedule 1 - Conditions Report (#1)

Schedule 2 - Loan Level Tape Compare Report (#1)

Schedule 3 - Non ATR QM Upload Report (#1)

Schedule 4 - Rating Agency ATR QM Data Fields Report (#1)

Schedule 5 - Valuations Summary Report (#1)

Schedule 6 - Waived Conditions Summary (#1)

Schedule 7 - Conditions Report (#2)

Schedule 8 - Loan Level Tape Compare Report (#2)

Schedule 9 - Rating Agency ATR QM Data Fields Report (#2)

Schedule 10 - Valuations Summary Report (#2)

Schedule 11 - Waived Conditions Summary (#2)

Schedule 12 - Non ATR QM Upload Report (#2)

99.2    Third Party Due Diligence Report - AMC Executive Summary

Schedule 1 - Rating Agency Grades Report (#1)

Schedule 2 - Exception Grades Report (#1)

Schedule 3 - Valuation Summary Report (#1)

Schedule 4 - Data Compare Report (#1)

Schedule 5 - Rating Agency Grades Report (#2)

Schedule 6 - Exception Grades Report (#2)

Schedule 7 - Valuation Summary Report (#2)

Schedule 8 - Data Compare Report (#2)

99.3    Third Party Due Diligence Report EdgeMac Executive Summary

Schedule 1 - Exception Report

Schedule 2 - Rating Agency Grades Report

Schedule 3 - Final Tape Compare Report

Schedule 4 - Valuation Summary Report